COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments due under non-cancellable operating leases

	Moscow
	headquarters	Other
Payments due in the years ending December 31,	lease	leases	Total	Total
	RUB	RUB	RUB	$
2019	5,799	746	6,545	94.3
2020	5,850	610	6,460	93.0
2021	4,590	589	5,179	74.5
2022	310	296	606	8.7
2023 and thereafter	—	597	597	8.6
Total	16,549	2,838	19,387	279.1